SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
a.On July 4, 2025, the One Big Beautiful Bill Act (OBBBA) was signed into law. This legislation includes changes to U.S. federal tax law, which may be subject to further clarification and the issuance of interpretive guidance. The Company is assessing the legislation and its effect on its consolidated financial statements.

b.On March 18, 2025, the Company previously announced the entry into a non-binding memorandum of understanding, or the March MOU, with a global technology company. On August 15, 2025, the Company converted the March MOU into a definitive agreement, or the Definitive Agreement, which became binding and effective upon its execution. However, the commencement of the Definitive Agreement has not yet occurred. Under the Definitive Agreement, REE and the technology company have agreed to collaborate on the design and development of autonomous shuttle prototypes based on the Company’s proprietary SDV technology, subject to the commencement of the Definitive Agreement, which date is subject to certain satisfaction of certain conditions precedent, such date being the Commencement Date. Following the Commencement Date and subject to the implementation of the Definitive Agreement, the Company expect to generate up to approximately $107 million over an expected two-year development period, with payments structured on a phased, milestone-based basis, including an initial payment upon the Commencement Date and additional payments tied to development progress. The Definitive Agreement became effective upon execution, but the Commencement Date will occur only upon satisfaction of certain conditions precedent. REE has completed all actions required to trigger the Commencement Date, and the remaining conditions precedent in order to trigger the Commencement Date must be satisfied solely by the counterparty and are outside of REE’s control. The Definitive Agreement also contemplates a potential subsequent production phase relating to Level 4 autonomous public transportation vehicles, incorporating REEcorner modules, which would be subject to the successful completion of the development phase and the negotiation and execution of a separate serial supply and after-market agreement. Prior to the Commencement Date, each party has a contractual right to withdraw from the Definitive Agreement, which may not be exercised before December 31, 2025. To date, neither party has delivered a notice to withdraw from the Definitive Agreement.

c.November 18, 2025, the Company entered into a non-binding memorandum of understanding, or the MOU, with Mitsubishi Fuso Truck and Bus Corporation, or Mitsubishi Fuso, pursuant to which the parties agreed to collaborate on the evaluation and development of software-defined vehicle over an initial one-year period using the Company’s zonal SDV architecture and x-by-wire technology. In particular, the collaboration contemplates work to convert a Mitsubishi Fuso eCanter electric truck into a software-defined vehicle powered by REE’s SDV technology. The MOU is intended to enable Mitsubishi Fuso to assess the benefits of REE technology for its next-generation commercial vehicles. Through such development activities, Mitsubishi Fuso will evaluate the Company’s suitability to potentially serve as a supplier for a scalable vehicle-motion-platform based on x-by-wire and SDV architecture for possible application to future Mitsubishi Fuso future vehicle programs. The MOU does not obligate either party to proceed with a commercial relationship or enter into any definitive agreement.

d.On December 29, 2025, the Company announced entry into a non-binding memorandum of understanding, or the BorgWarner MOU, with BorgWarner, a Tier 1 automotive supplier, and its motion brand Cascadia. The BorgWarner MOU provides a framework for cooperation related to the evaluation, development, and potential commercialization of a next-generation electric drive unit, or EDU, based on REEcorner technology for global OEM electrification programs. The new EDU product will be jointly developed by BorgWarner, Cascadia Motion, and REE. The BorgWarner MOU provides for a phased commercial plan, including the potential for royalty-based arrangements and time-limited exclusivity option for the distribution of an EDU that integrates BorgWarner’s Cascadia drive unit (motor and inverter) with REEcorner technology, subject to further evaluation, negotiation, and the execution of definitive agreements. In addition to the EDU-focused product offering, the parties plan to evaluate demand for complete SDV solutions, including standalone REEcorner units and REE’s software products, which could supplement the EDU offering or provide additional capabilities for OEM customers.